Deferred income tax assets and liabilities, net (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Income Tax Assets And Liabilities Net Details 2
Profit before income tax from continuing operations	S/ 81,385	S/ 119,483	S/ 217,387
Loss before income tax from discontinued operations	(754)	(6,589)	(5,720)
Accounting profit before income tax	127,112	185,122	297,909
At statutory income tax rate of 29.5% (2016: 28%, 2015:28%)	(37,498)	(51,834)	(83,415)
Differences
Non-deductible expenses, net	(8,776)	(5,592)	(5,274)
Effect of tax-loss carry forward non-recognized	(246)	(171)	(233)
Dividends obtained from available-for-sale investments	39	8	34
Effect of the change in income tax-rate		(14,639)	2,646
At the effective income tax rate of 37% in 2017 (2016: 39% and 2015: 29%)	(46,481)	(72,228)	(86,242)
Income tax from continuing operations	(47,032)	(78,627)	(89,383)
Income tax from discontinued operations	551	6,399	3,141
Total permanent differences	S/ (46,481)	S/ (72,228)	S/ (86,242)